Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accumulated depreciation on vessels	$ 301.6	$ 251.4
Common stock, shares authorized	300,000,000	300,000,000
Class A [Member]
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	95,300,000	71,100,000
Common stock, shares outstanding	95,300,000	71,100,000
Class B [Member]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	16,700,000	12,500,000
Common stock, shares outstanding	16,700,000	12,500,000